Investments - Summary of changes in investments (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of associates [line items]
Balance at beginning of year	€ 7,646	€ 7,615	€ 7,525
Acquisitions (disposals) of companies and capital increases (reductions)	1,011	52	142
Changes in the consolidation method (note 3)	(13)	(43)	(320)
Effect of equity accounting	711	613	702
Dividends distributed and reimbursements of share premium	(745)	(565)	(560)
Other global result	(32)	(24)	70
Exchange differences and other changes	(164)	(2)	56
Balance at end of year	7,277	7,646	7,615
Ebury Partners Limited
Disclosure of associates [line items]
Changes in the consolidation method (note 3)	0	0	(382)
Zurich Santander Insurance America, S.L. - Consolidated
Disclosure of associates [line items]
Dividends distributed and reimbursements of share premium	(202)	(202)	(160)
Caceis (Notes 3 and 12)
Disclosure of associates [line items]
Transfers to Non current Assets	(1,137)	0	0
Dividends distributed and reimbursements of share premium	(114)	0	0
CNP Santander
Disclosure of associates [line items]
Dividends distributed and reimbursements of share premium	(88)	(51)	(15)
CIP S.A.
Disclosure of associates [line items]
Dividends distributed and reimbursements of share premium	(56)	0	0
Merlin Properties, SOCIMI, S.A.
Disclosure of associates [line items]
Dividends distributed and reimbursements of share premium	(53)	(51)	(139)
Metrovacesa, S.A.
Disclosure of associates [line items]
Dividends distributed and reimbursements of share premium	(52)	(50)	(124)
Hyundai Capital UK Limited
Disclosure of associates [line items]
Dividends distributed and reimbursements of share premium	€ 0	(58)	0
Pluxee Beneficios Brasil, S.A.
Disclosure of associates [line items]
Percentage of voting equity interests acquired	20.00%
Santander Vida Seguros y Reaseguros, S.A.
Disclosure of associates [line items]
Dividends distributed and reimbursements of share premium	€ (82)	€ (52)	€ (40)